[DECHERT LLP LETTERHEAD]

May 16, 2016

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:       Forethought Variable Insurance Trust

File Nos. 333-189870 and 811-22865

Dear Sir or Madam:

Transmitted herewith on behalf of Forethought Variable Insurance Trust (the “Trust”) for filing pursuant to Rule 497(c) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to one series of the Trust, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio. The interactive data relates to a supplement filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(c) on April 25, 2016.

The Prospectus and Statement of Additional Information relating to the series were filed March 31, 2016 with the SEC via electronic transmission as part of Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7135 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Jill Damon

Jill Damon

cc:        Sarah Patterson

Elizabeth Constant

John V. O’Hanlon

22287418.2